The components of the deferred tax asset and deferred tax liability (Details) - USD ($)	Sep. 30, 2016	Sep. 30, 2015
The components of the deferred tax asset and deferred tax liability
Deferred tax assets	$ 9,693,456	$ 8,651,232
Valuation allowance	(9,693,456)	(8,651,232)
Net deferred tax asset after valuation allowance	0	$ 0
Net operating loss carry forwards for financial statement purposes for Federal income tax	25,769,000
Net operating loss carry forwards for financial statement purposes for State income tax	$ 9,854,000